Hennessy Focus Fund
Hennessy Focus Fund
Investment Objective
The Hennessy Focus Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Focus Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Focus Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses		0.42%	0.19%
Shareholder Servicing		0.10%	none
Remaining Other Expenses		0.32%	0.19%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.48%	1.10%
[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Focus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	151	468	808	1,768
Institutional Class	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests primarily in domestic companies listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges, (ii) foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges and, (iii) foreign companies traded on foreign exchanges.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments, and debt instruments.  The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on approximately 20-30 companies whose valuations in the market are modest, that earn higher than average economic returns, that are well managed, and that have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financial services sector, and its performance is therefore affected by industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Foreign Securities Risk:  The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market.  Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell MidCap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY FOCUS FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009, and the lowest quarterly return was -14.33% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Returns - Hennessy Focus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Focus Fund - Investor Return before taxes	(10.47%)	5.34%	13.55%
Institutional Class	Hennessy Focus Fund - Institutional Return before taxes	(10.12%)	5.72%	13.95%
After Taxes on Distributions | Investor Class	Hennessy Focus Fund - Investor Return after taxes on distributions	(14.22%)	4.07%	12.44%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Focus Fund - Investor Return before taxes	(3.33%)	4.16%	11.38%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	(5.24%)	7.91%	13.18%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)	(4.75%)	7.42%	15.12%

We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.